Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of stock options	5,200,001	4,283,335	5,971,668
Weighted average exercise price	$ 0.98	$ 0.76	$ 0.79
Average remaining contractual life (years) | yr	2.80
Range 1 [Member]
Statement [Line Items]
Number of stock options	816,667
Weighted average exercise price	$ 0.52
Average remaining contractual life (years) | yr	1.56
Range 1 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.50
Range 1 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	0.67
Range 2 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.88
Number of stock options	658,334
Weighted average exercise price	$ 0.88
Average remaining contractual life (years) | yr	0.53
Range 3 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.96
Number of stock options	1,550,000
Weighted average exercise price	$ 0.96
Average remaining contractual life (years) | yr	2.52
Range 4 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 1.20
Number of stock options	2,175,000
Weighted average exercise price	$ 1.20
Average remaining contractual life (years) | yr	4.14